INITIAL PUBLIC OFFERING (Details) - $ / shares	Feb. 12, 2021	Dec. 02, 2021
INITIAL PUBLIC OFFERING
Stock conversion basis	Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”).
Public Warrants
INITIAL PUBLIC OFFERING
Exercise price (in dollars per share)	$ 1.03	$ 1.27
Common Class A [Member] | Public Warrants
INITIAL PUBLIC OFFERING
Shares issuable per warrant	1
Exercise price (in dollars per share)	$ 11.50
IPO [Member] | Common Class A [Member]
INITIAL PUBLIC OFFERING
Number of shares issued	31,625,000
Shares issued price per share	$ 10.00
Over-Allotment Option [Member] | Common Class A [Member]
INITIAL PUBLIC OFFERING
Number of shares issued	4,125,000